Intangible Assets and Goodwill - Summary of information for cash-generating (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Growth rate in the terminal period	0.50%
WACC	1.00%
GMF
Disclosure of information for cash-generating units [line items]
Average revenue growth p.a. in the first three planning periods (CAGR)	6.30%	5.30%
Growth rate in the terminal period	1.00%	1.00%
WACC	7.58%	7.72%
Cost of Disposal	1.00%	1.00%
EL
Disclosure of information for cash-generating units [line items]
Average revenue growth p.a. in the first three planning periods (CAGR)	4.70%	6.00%
Growth rate in the terminal period	1.00%	1.00%
WACC	6.98%	7.33%
Cost of Disposal	1.00%	1.00%